Variable Interest Entities - Narrative (Details) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Assets	[1]	$ 7,274,000,000	$ 6,841,000,000
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities		441,000,000	415,000,000
Capital contributions, loans or advances		152,000,000	821,000,000	$ 98,000,000
Net income attributable to U.S. Cellular shareholders | King Street Wireless out of period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment		(8,000,000)
Net income attributable to noncontrolling interests, net tax | King Street Wireless out of period adjustment
Variable Interest Entities, Other Disclosures
Out-of-period adjustment		8,000,000
Aquinas Wireless
Variable Interest Entity [Line Items]
Assets		0
Unconsolidated Variable Interest Entities
Variable Interest Entities, Other Disclosures
Investments in unconsolidated entities		4,000,000	4,000,000
USCC EIP LLC
Variable Interest Entities, Other Disclosures
Capital contributions, loans or advances		$ 116,000,000	$ 790,000,000

[1]	The consolidated total assets as of December 31, 2018 and 2017, include assets held by consolidated variable interest entities (VIEs) of $868 million and $785 million, respectively, which are not available to be used to settle the obligations of U.S. Cellular. The consolidated total liabilities as of December 31, 2018 and 2017, include certain liabilities of consolidated VIEs of $23 million and $24 million, respectively, for which the creditors of the VIEs have no recourse to the general credit of U.S. Cellular. See Note 13 — Variable Interest Entities for additional information.